Income Taxes - Schedule of (benefit from) provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current tax expense:
Foreign			$ 17	$ (24)
Total current tax expense (benefit)			17	(24)
Deferred tax (benefit) expense:
Foreign				2,063
Total deferred tax benefit				2,063
Income tax provision	$ 0	$ 17	$ 17	$ 2,039